Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	18.75%	12.70%	11.48%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	9.92%	8.66%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	9.31%	8.37%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	23.39%	13.08%	11.38%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	25.66%	14.22%	12.37%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	13.65%	11.79%